Investment Portfolio	as of July 31, 2020 (Unaudited)

DWS Global Small Cap Fund

	Shares	Value ($)
Common Stocks 97.4%
Austria 1.6%
Lenzing AG*	8,659	404,345
Wienerberger AG	96,697	2,226,066
(Cost $3,621,424)		2,630,411
Bermuda 0.8%
Lazard Ltd. "A" (a) (Cost $957,410)	43,861	1,286,004
Canada 3.6%
First Quantum Minerals Ltd.	92,777	784,080
Linamar Corp.	37,963	1,133,689
Pan American Silver Corp.	45,354	1,694,701
Quebecor, Inc. "B"	105,034	2,396,386
(Cost $5,280,746)		6,008,856
France 1.7%
Alten SA*	8,693	683,755
SMCP SA 144A* (b)	70,716	308,112
SPIE SA	118,910	1,939,320
(Cost $5,908,936)		2,931,187
Germany 3.8%
Deutz AG*	233,922	1,171,260
PATRIZIA AG	121,036	3,305,252
United Internet AG (Registered)	44,579	2,015,319
(Cost $2,943,988)		6,491,831
Hong Kong 0.8%
Techtronic Industries Co., Ltd. (Cost $165,456)	136,209	1,419,280
India 0.8%
WNS Holdings Ltd. (ADR)* (Cost $579,053)	21,814	1,395,223
Ireland 1.5%
Avadel Pharmaceuticals PLC (ADR)* (b)	62,686	490,832
Dalata Hotel Group PLC	343,977	1,056,105
Ryanair Holdings PLC*	75,808	940,324
(Cost $2,581,003)		2,487,261
Italy 2.5%
Buzzi Unicem SpA	113,218	2,572,202
Cerved Group SpA*	72,156	598,911
Moncler SpA*	26,722	1,050,021
(Cost $4,004,787)		4,221,134
Japan 10.3%
Ai Holdings Corp.	109,842	1,453,267
Anicom Holdings, Inc.	63,300	2,500,750
BML, Inc.	77,000	1,924,699
Daikyonishikawa Corp.	118,400	498,019
Kura Sushi, Inc.	15,100	624,118
Kusuri No Aoki Holdings Co., Ltd.	32,160	2,985,460
Optex Group Co., Ltd.	46,300	473,621
Sawai Pharmaceutical Co., Ltd.	33,400	1,582,289
Syuppin Co., Ltd. (b)	170,800	994,526
Topcon Corp.	85,400	556,252
UT Group Co., Ltd.* (b)	82,770	1,676,814
Zenkoku Hosho Co., Ltd.	63,000	2,180,443
(Cost $13,636,496)		17,450,258
Korea 0.9%
i-SENS, Inc. (Cost $1,968,069)	65,088	1,571,765
Luxembourg 2.2%
B&M European Value Retail SA (Cost $2,822,176)	616,112	3,758,001
Spain 1.1%
Fluidra SA*	27,398	451,245
Talgo SA 144A*	287,576	1,325,678
(Cost $1,807,111)		1,776,923
Sweden 1.7%
MIPS AB	16,872	713,319
Nobina AB 144A*	340,967	2,141,832
(Cost $2,027,758)		2,855,151
Switzerland 0.5%
Landis & Gyr Group AG* (Cost $1,132,098)	13,276	818,015
United Kingdom 5.0%
Arrow Global Group PLC	245,382	243,467
Clinigen Group PLC	117,309	1,085,402
Domino's Pizza Group PLC	283,382	1,185,405
Electrocomponents PLC	353,429	3,051,436
Johnson Service Group PLC	708,976	865,106
Scapa Group PLC*	705,676	792,920
Ultra Electronics Holdings PLC	37,429	1,161,612
(Cost $8,117,909)		8,385,348
United States 58.6%
Advanced Drainage Systems, Inc.	6,969	341,481
Affiliated Managers Group, Inc.	11,752	808,420
Agilysys, Inc.*	38,023	796,962
Americold Realty Trust (REIT)	55,686	2,246,930
Amicus Therapeutics, Inc.*	43,904	634,413
Arena Pharmaceuticals, Inc.*	23,488	1,441,928
AZEK Co., Inc.*	6,789	234,220
Blucora, Inc.*	29,435	347,039
Builders FirstSource, Inc.*	36,658	868,428
Cabot Microelectronics Corp.	12,294	1,852,952
Cardiovascular Systems, Inc.*	46,555	1,418,996
Casey's General Stores, Inc.	17,547	2,793,307
Cleveland-Cliffs, Inc. (b)	131,160	679,409
Contango Oil & Gas Co.* (b)	541,107	963,170
Cornerstone OnDemand, Inc.*	31,685	1,125,134
Dril-Quip, Inc.*	23,040	767,002
Ducommun, Inc.*	84,303	3,030,693
EastGroup Properties, Inc. (REIT)	11,396	1,511,793
Envestnet, Inc.*	25,590	2,077,908
Essential Properties Realty Trust, Inc. (REIT)	76,919	1,238,396
Five9, Inc.*	33,770	4,080,091
Four Corners Property Trust, Inc. (REIT)	75,838	1,911,118
Fox Factory Holding Corp.*	32,391	2,882,799
Green Dot Corp. "A"*	17,522	888,190
H&E Equipment Services, Inc.	49,236	866,061
Heron Therapeutics, Inc.*	59,508	969,385
Hillenbrand, Inc.	32,300	944,129
Hudson Pacific Properties, Inc. (REIT)	62,035	1,462,165
Hyster-Yale Materials Handling, Inc.	32,076	1,196,756
Inphi Corp.*	34,313	4,483,337
iRhythm Technologies, Inc.*	11,641	1,449,072
Jack in the Box, Inc.	17,456	1,433,312
Jefferies Financial Group, Inc.	88,064	1,426,637
LivePerson, Inc.* (b)	9,472	407,107
Lumentum Holdings, Inc.*	23,292	2,162,196
Masonite International Corp.*	21,600	1,821,960
Mistras Group, Inc.*	15,546	54,877
Molina Healthcare, Inc.*	11,684	2,158,035
National Storage Affiliates Trust (REIT)	46,378	1,429,370
Neurocrine Biosciences, Inc.*	17,439	2,098,958
Option Care Health, Inc.*	81,606	961,316
Pacira BioSciences, Inc.*	40,184	2,114,080
Physicians Realty Trust (REIT)	105,162	1,897,122
PNM Resources, Inc.	29,820	1,259,299
Providence Service Corp.*	26,653	2,159,159
QAD, Inc. "A"	47,983	1,895,808
QTS Realty Trust, Inc. "A", (REIT) (b)	27,800	2,000,210
Quidel Corp.*	4,802	1,356,421
Retrophin, Inc.*	75,542	1,501,775
Rush Enterprises, Inc. "A"	90,313	4,297,093
SEACOR Marine Holdings, Inc.*	87,656	215,634
Sinclair Broadcast Group, Inc. "A" (b)	43,580	897,748
South State Corp.	35,164	1,675,916
Synovus Financial Corp.	69,646	1,403,367
Tandem Diabetes Care, Inc.*	8,836	923,009
Tenneco, Inc. "A"*	44,308	328,322
Thermon Group Holdings, Inc.*	113,792	1,541,882
Titan Machinery, Inc.*	113,474	1,232,895
TopBuild Corp.*	18,273	2,410,574
TriState Capital Holdings, Inc.*	85,622	1,134,491
Varonis Systems, Inc.*	28,769	3,117,121
Vital Farms, Inc.*	1,567	55,252
Vroom, Inc.*	2,989	176,919
WEX, Inc.*	6,242	988,546
YETI Holdings, Inc.*	58,056	2,838,358
Zions Bancorp. NA	34,197	1,110,377
(Cost $76,687,038)		98,796,830
Total Common Stocks (Cost $134,241,458)		164,283,478
Convertible Preferred Stocks 0.8%
United States
Providence Service Corp., 5.5% (c) (Cost $707,500)	7,075	1,437,176
Securities Lending Collateral 4.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e) (Cost $6,810,616)	6,810,616	6,810,616
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.11% (d) (Cost $2,623,992)	2,623,992	2,623,992
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $144,383,566)	103.8	175,155,262
Other Assets and Liabilities, Net	(3.8)	(6,483,178)
Net Assets	100.0	168,672,084

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 10/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 4.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e)
5,509,980	1,300,636 (f)	—	—	—	80,647	—	6,810,616	6,810,616
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.11% (d)
2,085,635	18,364,264	17,825,907	—	—	14,061	—	2,623,992	2,623,992
7,595,615	19,664,900	17,825,907	—	—	94,708	—	9,434,608	9,434,608

*	Non-income producing security.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $6,636,237, which is 3.9% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $440,668.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At July 31, 2020 the DWS Global Small Cap Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Industrials	32,574,382	20%
Information Technology	28,367,295	17%
Health Care	27,278,710	16%
Consumer Discretionary	21,391,599	13%
Real Estate	17,002,356	10%
Financials	15,604,012	9%
Materials	9,153,723	6%
Consumer Staples	5,834,019	4%
Communication Services	5,309,453	3%
Energy	1,945,806	1%
Utilities	1,259,299	1%
Total	165,720,654	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$2,630,411	$—	$2,630,411
Bermuda	1,286,004	—	—	1,286,004
Canada	6,008,856	—	—	6,008,856
France	—	2,931,187	—	2,931,187
Germany	—	6,491,831	—	6,491,831
Hong Kong	—	1,419,280	—	1,419,280
India	1,395,223	—	—	1,395,223
Ireland	490,832	1,996,429	—	2,487,261
Italy	—	4,221,134	—	4,221,134
Japan	—	17,450,258	—	17,450,258
Korea	—	1,571,765	—	1,571,765
Luxembourg	—	3,758,001	—	3,758,001
Spain	—	1,776,923	—	1,776,923
Sweden	—	2,855,151	—	2,855,151
Switzerland	—	818,015	—	818,015
United Kingdom	—	8,385,348	—	8,385,348
United States	98,796,830	—	—	98,796,830
Convertible Preferred Stocks	—	—	1,437,176	1,437,176
Short-Term Investments (g)	9,434,608	—	—	9,434,608
Total	$117,412,353	$56,305,733	$1,437,176	$175,155,262

(g)	See Investment Portfolio for additional detailed categorizations.